Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2020
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2019	2020
	US$	US$
Elementary schools	3,057,371	3,268,838
Basement parking	14,694,085	9,081,394
Kindergartens	10,049,512	11,098,383
Parking facilities	100,036,672	99,897,514
Clubhouses	8,574,329	8,217,800
Shopping mall	290,610,416	277,532,448
Residential properties	124,280,030	121,855,248
Others	2,924,658	—
Total costs	554,227,073	530,951,625
Accumulated depreciation	(38,358,165)	(47,843,418)
Real estate properties held for lease, net	515,868,908	483,108,207

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2021	16,115,426
2022	14,280,321
2023	13,368,863
2024	13,726,296
2025 and thereafter	119,415,537
Total	176,906,443